Other reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Share based payments	$ 15,331	$ 17,272
Other reserves	$ 15,331	$ 17,272